TREASURY SHARES (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Equity [Abstract]
Treasury stock (in shares)	432,557	432,557
Treasury stock	$ 4,224	$ 4,224
Average cost per share (in USD per share)	$ 9.64